INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES.
Summary of long-term investments

The Group’s investments are consisted of the follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
-Debt investments

Available-for-sale securities - current	104,499	—
Available-for-sale securities - non-current	—	104,134
Subtotal	104,499	104,134

-Equity investments

Investments accounted for under the equity method	1,287,201	1,199,982
Equity securities without readily determinable fair values	245,000	358,526
Equity securities with readily determinable fair values	—	330,414
Equity securities applying fair value option	178,871	228,706
Subtotal	1,711,072	2,117,628

Total	1,815,571	2,221,762